CONVERTIBLE DEBT (Tables)	9 Months Ended
Sep. 30, 2023
Convertible Debt
Schedule of changes in fair value statement of loss

	Host debentures	Embedded derivatives	Total
	$	$	$
As at January 1, 2023	—	—	—
Convertible debt principal	2,208	747	2,955
Transactions costs	(159)	—	(159)
As at March 24, 2023	2,049	747	2,796
Change in fair value	N/A	(25)	(25)
Interest accretion	240	—	240
Foreign exchange	1	17	18
As at September 30, 2023	2,290	739	3,029

Schedule of assumption
Assumptions

Risk-free interest rate	5.1 – 5.5%
Credit spread	28.1%
Expected life of options	1.0 – 2.5 years
Annual dividend rate	0%
Annualized volatility	47.8 – 51.1%